Average Annual Total Returns - Class T - DWS Strategic High Yield Tax-Free Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		1.53%	3.21%	4.59%	(7.54%)	0.30%	2.45%	(7.60%)	0.40%	2.37%	5.21%	3.91%	4.63%